CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 356,554	$ 296,564	$ 259,671
Cost of revenues	194,436	169,169	155,377
Gross profit	162,118	127,395	104,294
Operating expenses:
Research and development (net of grants and participations for the amount of $11, $310 and $211 for the years ended December 31, 2013, 2012 and 2011, respectively)	2,002	2,100	2,487
Marketing and selling	51,209	46,911	34,043
General and administrative	32,904	28,423	30,018
Total operating expenses	86,115	77,434	66,548
Operating income	76,003	49,961	37,746
Finance expenses, net	1,314	2,773	4,775
Income before taxes on income	74,689	47,188	32,971
Taxes on income	10,336	6,821	3,600
Income after taxes on income	64,353	40,367	29,371
Equity in loss of affiliate, net			67
Net income	64,353	40,367	29,304
Net income attributable to non-controlling interest	1,009	735	252
Net income attributable to controlling interest	63,344	39,632	29,052
Dividends attributable to preferred shareholders			8,376
Net income attributable to controlling interest	$ 63,344	$ 39,632	$ 20,676
Basic net income per share of ordinary shares	$ 1.83	$ 1.21	$ 1.06
Diluted net income per share of ordinary shares	$ 1.80	$ 1.21	$ 1.06
Weighted average number of ordinary shares used in computing basic income per share	34,666,514	32,641,701	19,565,000
Weighted average number of ordinary shares used in computing diluted income per share	35,209,946	32,699,748	19,565,000